Investments and loan receivable	12 Months Ended
Dec. 31, 2020
Investments and loan receivable
Investments and loan receivable

Note 6 – Investments and loan receivable

Investments comprise the following: (i) equity interests in various public and non-public entities which the Company acquired through the open market or through transactions; (ii) warrants in various publicly-listed companies; and (iii) a loan receivable extended to Noront Resources Ltd. as part of the Company’s acquisition of royalty rights in the Ring of Fire mining district of Ontario, Canada, in April 2015. The loan bears a 7% interest, is secured by certain mining claims held by Noront in the Ring of Fire district, and has a maturity date of September 30, 2022.

Investments and loan receivable comprised the following:

	At December 31,	At December 31,
	2020	2019
Equity investments	$195.6	$145.6
Loan receivable	37.1	34.6
Warrants	5.7	3.0
	$238.4	$183.2

The change in the fair value of equity investments recognized in other comprehensive income (loss) for the periods ended December 31, 2020 and 2019 were as follows:

	2020	2019
Gain on change in the fair value of equity investments at FVTOCI	$50.5	$11.4
Tax expense in other comprehensive income	(6.7)	(1.5)
Gain on change in the fair value of equity investments at FVTOCI, net of tax	$43.8	$9.9